Income Tax - Effective income tax rate reconciliation (Details)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Income Tax
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Unrealized gains on investments in Trust Account						2.80%
Valuation allowance			(21.00%)			65.70%
Income tax provision	5.00%	(36.00%)	(0.00%)	40.00%	(651.00%)	89.50%